Annual Report

 . Separate Account A of Pacific Life Insurance Company

                                                    [LOGO OF SEPARATE ACCOUNT A]

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company

 We have audited the accompanying statement of assets and liabilities of Separate Account A (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1998 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 1998 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 5, 1999

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In thousands)

                                    High             Govern-
                          Money    Yield   Managed     ment    Aggressive  Growth   Equity
                          Market    Bond     Bond   Securities   Equity      LT     Income
                         Variable Variable Variable  Variable   Variable  Variable Variable
                         Account  Account  Account   Account    Account   Account  Account
                         ------------------------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Money Market Portfolio
 (16,460 shares; cost
 $165,674).............. $165,495
 High Yield Bond
 Portfolio (9,470
 shares; cost $91,840)..          $88,418
 Managed Bond Portfolio
 (17,788 shares; cost
 $198,866)..............                   $202,667
 Government Securities
 Portfolio (4,882
 shares; cost $52,683)..                             $53,600
 Aggressive Equity
 Portfolio (5,596
 shares; cost $63,560)..                                        $70,833
 Growth LT Portfolio
 (8,302 shares; cost
 $160,484)..............                                                  $217,531
 Equity Income Portfolio
 (9,940 shares; cost
 $241,615)..............                                                           $267,300
Receivables:
 Due from Pacific Life
 Insurance Company......    1,061     496       629       91         82
 Fund shares redeemed...                                                       821      424
                         ------------------------------------------------------------------
Total Assets............  166,556  88,914   203,296   53,691     70,915    218,352  267,724
                         ------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                       821      424
 Fund shares purchased..    1,061     496       629       91         82
 Other Liabilities......        8       5        12        3          4         12       14
                         ------------------------------------------------------------------
Total Liabilities.......    1,069     501       641       94         86        833      438
                         ------------------------------------------------------------------
NET ASSETS.............. $165,487 $88,413  $202,655  $53,597    $70,829   $217,519 $267,286
                         ------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1998
(In thousands)

                           Multi-           Bond and  Equity   Inter-  Emerging
                          Strategy  Equity   Income   Index   national Markets
                          Variable Variable Variable Variable Variable Variable
                          Account  Account  Account  Account  Account  Account
                          -----------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Multi-Strategy Portfolio
 (7,069 shares; cost
 $114,635)............... $122,450
 Equity Portfolio (4,313
 shares; cost $109,221)..          $126,241
 Bond and Income
 Portfolio (4,301 shares;
 cost $55,863)...........                   $57,204
 Equity Index Portfolio
 (9,534 shares; cost
 $260,033)...............                            $308,481
 International Portfolio
 (12,672 shares; cost
 $180,069)...............                                     $200,241
 Emerging Markets
 Portfolio (3,889 shares;
 cost $33,024)...........                                              $26,630
Receivables:
 Due from Pacific Life
 Insurance Company.......    1,483              253              1,101
 Fund shares redeemed....               128               252               50
                          -----------------------------------------------------
Total Assets.............  123,933  126,369  57,457   308,733  201,342  26,680
                          -----------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company.......               128               252               50
 Fund shares purchased...    1,483              253              1,101
 Other Liabilities.......        7        6       3        16       15       2
                          -----------------------------------------------------
Total Liabilities........    1,490      134     256       268    1,116      52
                          -----------------------------------------------------
NET ASSETS............... $122,443 $126,235 $57,201  $308,465 $200,226 $26,628
                          -----------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                    High             Govern-
                          Money    Yield   Managed     ment    Aggressive  Growth    Equity
                          Market    Bond     Bond   Securities   Equity      LT      Income
                         Variable Variable Variable  Variable   Variable  Variable  Variable
                         Account  Account  Account   Account    Account   Account   Account
                         -------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $3,905   $5,582   $7,633    $1,926        $18    $3,819   $14,030

EXPENSES
 Mortality and expense
 risk fee and
 administrative fee.....     999      842    1,634       410        527     1,539     2,059
                         -------------------------------------------------------------------
Net Investment Income
(Loss)..................   2,906    4,740    5,999     1,516       (509)    2,280    11,971
                         -------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized loss from
 security transactions..     (58)    (494)     (30)     (110)      (878)     (779)   (1,109)
 Net unrealized
 appreciation
 (depreciation) on
 investments............    (180)  (3,466)   2,685       498      6,570    55,209    21,490
                         -------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments...    (238)  (3,960)   2,655       388      5,692    54,430    20,381
                         -------------------------------------------------------------------
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS.........  $2,668     $780   $8,654    $1,904     $5,183   $56,710   $32,352
                         -------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                           Multi-             Bond and  Equity    Inter-   Emerging
                          Strategy   Equity    Income   Index    national  Markets
                          Variable  Variable  Variable Variable  Variable  Variable
                          Account   Account   Account  Account   Account   Account
                          ---------------------------------------------------------
INVESTMENT INCOME
 Dividends...............  $5,164    $3,358    $1,884   $3,409    $9,214      $296

EXPENSES
 Mortality and expense
 risk fee and
 administrative fee......     905       971       424    2,400     1,880       267
                          ---------------------------------------------------------
Net Investment Income....   4,259     2,387     1,460    1,009     7,334        29
                          ---------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized loss from
security transactions....    (196)     (797)      (33)    (574)  (21,623)     (511)
Net unrealized
appreciation
(depreciation) on
investments..............   6,826    15,831       754   41,753    19,632    (5,677)
                          ---------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments....   6,630    15,034       721   41,179    (1,991)   (6,188)
                          ---------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.......... $10,889   $17,421    $2,181  $42,188    $5,343   $(6,159)
                          ---------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                        High               Govern-
                            Money      Yield    Managed      ment    Aggressive  Growth    Equity
                            Market      Bond      Bond    Securities   Equity      LT      Income
                           Variable   Variable  Variable   Variable   Variable  Variable  Variable
                           Account    Account   Account    Account    Account   Account   Account
                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................      $2,906   $4,740     $5,999    $1,516      $(509)    $2,280   $11,971
 Net realized loss from
 security transactions..         (58)    (494)       (30)     (110)      (878)      (779)   (1,109)
 Net unrealized
 appreciation
 (depreciation) on
 investments............        (180)  (3,466)     2,685       498      6,570     55,209    21,490
                          -------------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............       2,668      780      8,654     1,904      5,183     56,710    32,352
                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............     351,065   39,962     87,821    21,303     27,495     73,268   105,957
 Transfers--policy
 charges and deductions.      (1,089)    (545)      (815)     (488)       (66)      (916)     (508)
 Transfers in (from
 other variable
 accounts)..............     835,702   46,475     89,179    36,728     36,664     87,236   109,598
 Transfers out (to other
 variable accounts).....  (1,039,166) (25,511)   (25,326)  (20,846)   (15,288)   (42,906)  (34,858)
 Transfers--other.......     (16,394)  (4,715)    (6,242)   (1,507)    (1,850)    (4,496)   (7,186)
                          -------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....     130,118   55,666    144,617    35,190     46,955    112,186   173,003
                          -------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     132,786   56,446    153,271    37,094     52,138    168,896   205,355
                          -------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......      32,701   31,967     49,384    16,503     18,691     48,623    61,931
                          -------------------------------------------------------------------------
End of Year.............    $165,487  $88,413   $202,655   $53,597    $70,829   $217,519  $267,286
                          -------------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                           Multi-             Bond and   Equity    Inter-   Emerging
                          Strategy   Equity    Income    Index    national  Markets
                          Variable  Variable  Variable  Variable  Variable  Variable
                          Account   Account   Account   Account   Account   Account
                          ----------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..    $4,259    $2,387   $1,460     $1,009    $7,334      $29
 Net realized loss from
 security transactions..      (196)     (797)     (33)      (574)  (21,623)    (511)
 Net unrealized
 appreciation
 (depreciation) on
 investments............     6,826    15,831      754     41,753    19,632   (5,677)
                          ----------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    10,889    17,421    2,181     42,188     5,343   (6,159)
                          ----------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............    51,866    52,894   23,998    123,814    92,350   11,607
 Transfers--policy
 charges and deductions.      (403)     (205)    (237)      (884)     (747)     (69)
 Transfers in (from
 other variable
 accounts)..............    51,532    50,510   29,038    126,137   777,506   14,814
 Transfers out (to other
 variable accounts).....   (11,701)  (20,443)  (7,359)   (45,516) (735,908)  (5,129)
 Transfers--other.......    (3,563)   (3,056)  (1,379)    (7,270)   (5,863)    (893)
                          ----------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....    87,731    79,700   44,061    196,281   127,338   20,330
                          ----------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    98,620    97,121   46,242    238,469   132,681   14,171
                          ----------------------------------------------------------

NET ASSETS
Beginning of Year.......    23,823    29,114   10,959     69,996    67,545   12,457
                          ----------------------------------------------------------
End of Year.............  $122,443  $126,235  $57,201   $308,465  $200,226  $26,628
                          ----------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                     High               Govern-
                          Money     Yield    Managed      ment    Aggressive  Growth    Equity
                          Market     Bond      Bond    Securities   Equity      LT      Income
                         Variable  Variable  Variable   Variable   Variable  Variable  Variable
                         Account   Account   Account    Account    Account   Account   Account
                         ----------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS
 Net investment income
 (loss).................     $858   $1,160    $1,052       $403      $(145)     $628      $878
 Net realized loss from
 security transactions..      (42)     (11)       (8)       (26)       (91)      (70)      (21)
 Net unrealized
 appreciation
 (depreciation) on
 investments............       (4)    (100)    1,048        431        593     1,446     3,631
                         ----------------------------------------------------------------------
Net Increase in Net As-
sets Resulting from
Operations..............      812    1,049     2,092        808        357     2,004     4,488
                         ----------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS  FROM POLICY
 TRANSACTIONS
 Transfer of net
 premiums...............  115,302   18,682    26,477      7,751     10,620    24,708    34,531
 Transfers--policy
 charges and deductions.      (22)    (547)      (78)      (202)       (16)     (123)      (86)
 Transfers in (from
 other variable
 accounts)..............   23,430   12,337    16,805      6,324      7,486    19,932    20,296
 Transfers out (to other
 variable accounts)..... (117,217)  (5,630)   (2,569)    (2,996)    (3,496)   (7,775)   (4,907)
 Transfers--other.......   (4,919)    (837)     (968)    (2,016)      (401)   (1,160)   (1,054)
                         ----------------------------------------------------------------------
Net Increase in Net As-
sets Derived from
Policy Transactions.....   16,574   24,005    39,667      8,861     14,193    35,582    48,780
                         ----------------------------------------------------------------------
NET INCREASE IN NET AS-
SETS....................   17,386   25,054    41,759      9,669     14,550    37,586    53,268
                         ----------------------------------------------------------------------
NET ASSETS
Beginning of Year.......   15,315    6,913     7,625      6,834      4,141    11,037     8,663
                         ----------------------------------------------------------------------
End of Year.............  $32,701  $31,967   $49,384    $16,503    $18,691   $48,623   $61,931
                         ----------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                            Multi-             Bond and   Equity    Inter-   Emerging
                           Strategy   Equity    Income    Index    national  Markets
                           Variable  Variable  Variable  Variable  Variable  Variable
                           Account   Account   Account   Account   Account   Account
                           ----------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)..................     $478      $234      $257      $796    $1,104      $(35)
 Net realized gain (loss)
 from security
 transactions............       (6)      (80)      (20)      (66)       46      (124)
 Net unrealized
 appreciation
 (depreciation) on
 investments.............      847     1,030       557     6,164      (505)     (711)
                           ----------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations..........    1,319     1,184       794     6,894       645      (870)
                           ----------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums................   12,888    17,040     7,314    40,392    35,445     7,633
 Transfers--policy
 charges and deductions..      (58)      (48)      (11)     (165)     (261)      (22)
 Transfers in (from other
 variable accounts)......    7,912    10,022     2,387    23,572    28,054     5,556
 Transfers out (to other
 variable accounts)......     (825)   (4,147)     (891)   (8,496)   (7,011)   (1,911)
 Transfers--other........     (667)     (645)     (148)   (1,264)   (4,876)     (233)
                           ----------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions......   19,250    22,222     8,651    54,039    51,351    11,023
                           ----------------------------------------------------------
NET INCREASE IN NET
ASSETS...................   20,569    23,406     9,445    60,933    51,996    10,153
                           ----------------------------------------------------------
NET ASSETS
Beginning of Year........    3,254     5,708     1,514     9,063    15,549     2,304
                           ----------------------------------------------------------
End of Year..............  $23,823   $29,114   $10,959   $69,996   $67,545   $12,457
                           ----------------------------------------------------------

See Notes to Financial Statements

                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Separate Account A (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1998 was comprised of thirteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section B of this report and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on B-58) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts").

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1998, the Fund declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 Pacific Life charges the Separate Account daily for mortality and expense risks assumed and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Life.

                               SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SELECTED ACCUMULATION UNIT**
   INFORMATION

 Selected accumulation unit information for the year ended December 31, 1998 were as follows:


                                              ------------
                                              Accumulation
                                               Unit Value
                                              ------------
                                                                               Number of
                                             At                                  Units
                     Commence-             Begin-              At             Outstanding
   Variable           ment of              ning of           End of            At End of
   Accounts         Operations              Year              Year               Year
-----------------------------------------------------------------------------------------
 Money Market         1/02/96               $10.75           $11.16            14,823,792
-----------------------------------------------------------------------------------------
 High Yield
 Bond                 1/02/96                11.83            11.95             7,396,859
-----------------------------------------------------------------------------------------
 Managed Bond         1/02/96                11.14            11.99            16,897,325
-----------------------------------------------------------------------------------------
 Government
 Securities           1/02/96                10.95            11.80             4,543,208
-----------------------------------------------------------------------------------------
 Aggressive
 Equity               4/17/96                10.92            12.19             5,808,703
-----------------------------------------------------------------------------------------
 Growth LT            1/02/96                12.71            19.84            10,966,264
-----------------------------------------------------------------------------------------
 Equity Income        1/02/96                14.78            18.10            14,764,834
-----------------------------------------------------------------------------------------
 Multi-
 Strategy             1/02/96                13.01            15.17             8,073,603
-----------------------------------------------------------------------------------------
 Equity               1/02/96                14.68            18.85             6,695,038
-----------------------------------------------------------------------------------------
 Bond and
 Income               1/02/96                11.23            12.07             4,739,580
-----------------------------------------------------------------------------------------
 Equity
 Index                1/02/96                15.69            19.88            15,518,412
-----------------------------------------------------------------------------------------
 International        1/02/96                12.76            13.29            15,066,242
-----------------------------------------------------------------------------------------
 Emerging
 Markets              4/17/96                 9.28             6.70             3,975,851
-----------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

                              SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of December 31, 1998 were as follows (amounts in thousands):

                                            Variable Accounts
                            ----------------------------------------------------
                                                            Govern-
                             Money    High Yield Managed      ment    Aggressive
                             Market      Bond      Bond    Securities   Equity
                            ----------------------------------------------------
Total cost of investments
 at beginning of year        $32,703    $31,924   $48,271    $16,085   $17,989
Add:  Total net proceeds
 from policy and
 M&E transactions            840,948     62,470   145,734     43,579    52,764
  Reinvested distributions
   from the Fund:
  (a) Net investment
   income                      3,905      5,109     6,449      1,519        18
  (b) Net realized gain                     473     1,184        407
                            ----------------------------------------------------
           Sub-Total         877,556     99,976   201,638     61,590    70,771
Less:  Cost of investments
 disposed during the year    711,882      8,136     2,772      8,907     7,211
                            ----------------------------------------------------
Total cost of investments
 at end of year              165,674     91,840   198,866     52,683    63,560
Add:  Unrealized
 appreciation
 (depreciation)                 (179)    (3,422)    3,801        917     7,273
                            ----------------------------------------------------
Total market value of
 investments at end of
 year                       $165,495    $88,418  $202,667    $53,600   $70,833
                            ----------------------------------------------------
                             Growth     Equity    Multi-               Bond and
                               LT       Income   Strategy    Equity     Income
                            ----------------------------------------------------
Total cost of investments
 at beginning of year        $46,787    $57,738   $22,835    $27,926   $10,371
Add:  Total net proceeds
 from policy and M&E
 transactions                117,430    178,499    88,220     83,656    46,382
  Reinvested distributions
   from the Fund:
  (a) Net investment
   income                        196      1,341     1,892        278     1,845
  (b) Net realized gain        3,623     12,689     3,272      3,080        39
                            ----------------------------------------------------
           Sub-Total         168,036    250,267   116,219    114,940    58,637
Less:  Cost of investments
 disposed during the year      7,552      8,652     1,584      5,719     2,774
                            ----------------------------------------------------
Total cost of investments
 at end of year              160,484    241,615   114,635    109,221    55,863
Add:  Unrealized
 appreciation                 57,047     25,685     7,815     17,020     1,341
                            ----------------------------------------------------
Total market value of
 investments at end of
 year                       $217,531   $267,300  $122,450   $126,241   $57,204
                            ----------------------------------------------------
                             Equity     Inter-   Emerging
                             Index     national  Markets
                            -------------------------------
Total cost of investments
 at beginning of year        $63,305    $67,008   $13,176
Add:  Total net proceeds
 from policy and M&E
 transactions                197,670    783,172    20,880
  Reinvested distributions
   from the Fund:
  (a) Net investment
   income                      2,374      1,449       296
  (b) Net realized gain        1,035      7,765
                            -------------------------------
           Sub-Total         264,384    859,394    34,352
Less:  Cost of investments
 disposed during the year      4,351    679,325     1,328
                            -------------------------------
Total cost of investments
 at end of year              260,033    180,069    33,024
Add:  Unrealized
 appreciation
 (depreciation)               48,448     20,172    (6,394)
                            -------------------------------
Total market value of
 investments at end of
 year                       $308,481   $200,241   $26,630
                            -------------------------------